IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 USD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 USD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 296		$ 240		$ 289
Increase (decrease) in present value of shareholders' equity	(579)		(494)		(455)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(92)		(60)		(78)
Increase (decrease) in present value of shareholders' equity	$ 107		$ 95		$ 112
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 47		$ 49		$ 18
Increase (decrease) in present value of shareholders' equity		(257)		(299)		(215)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(70)		(10)		(2)
Increase (decrease) in present value of shareholders' equity		$ (12)		$ 58		$ 18